Related Party Transactions (Details) ¥ in Millions		6 Months Ended
	May 06, 2021	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Related Party Transactions [Abstract]
Related party description	As disclosed in Note 11, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $5.04 million).
Prepayment amount		$ (2,520,000)	¥ 16